Debt - Summary of Future maturities of our outstanding debt (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023		$ 2,750
2024		2,750
2025		2,750
2026		2,750
2027		2,750
Thereafter		259,188
Total	$ 273,943	$ 272,938	$ 465,712